Capitalization and Equity Structure (Share Exchanges and Equity Incentive Plan) (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended							1 Months Ended	3 Months Ended
	Feb. 06, 2014	Jan. 14, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Conversion [Member]	Mar. 31, 2014 Merger [Member]	Mar. 31, 2014 Bridge Warrants [Member]	Mar. 31, 2014 PPO Warrants [Member]	Mar. 31, 2014 Bridge Agent Warrants [Member]	Mar. 31, 2014 PPO Agent Warrants [Member]	Mar. 31, 2014 2013 Bridge Notes [Member]	Dec. 31, 2010 Series A [Member]	Mar. 31, 2014 Common stock [Member]	Mar. 31, 2014 Warrants [Member]	Mar. 31, 2014 Options [Member]
The Merger, Offering and Other Related Transactions [Abstract]
Number of Units issued	9,720,000	20,580,000	30,300,000
Price per Unit	$ 1.00	$ 1.00	$ 1.00
Shares attached to each Unit	1	1	1
Warrants attached to each Unit	1	1	1
Shares called by each warrant			1
Payment of debt conversion and private placement commission			$ 3,030,000
Business Acquisition [Line Items]
Shares issued in business acquisition														42,615,556	621,363	7,586,459
Shares converted in business acquisition															407,772	4,978,645
Debt Conversion [Line Items]
Debt conversion				$ 168,872								$ 5,000,000	$ 393,000
Conversion price												$ 1.00
Class of Warrant or Right [Line Items]
Number of shares called by warrants								2,500,000	30,300,000	500,000	2,500,000
Exercise Price								1.00	2.00	1.00	1.00
Expiration period								3 years	5 years	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive shares authorized			14,410,000
Options granted			10,748,459	1,794,782	1,879,375	7,586,459	2,300,000